LAND USE RIGHTS, NET - Land use rights, net (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
LAND USE RIGHTS, NET
Land use rights	¥ 13,523	¥ 16,781
Accumulated amortization	(3,219)	(3,285)
Impairment provision	¥ (10,304)	(10,304)
Land use rights, net		¥ 3,192